Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
TEMPO AUTOMATION INC
Income Taxes
Income Taxes
(13)	Income Taxes

The Company did not record a provision or benefit for income taxes during the nine months ended September 30, 2022 and 2021. The Company continues to maintain a full valuation allowance for its net U.S. federal and state deferred tax assets.

On March 27, 2020, the U.S. federal government enacted the CARES Act, which changed several of the existing U.S. corporate income tax laws by, among other things, increasing the amount of deductible interest, allowing companies to carry back certain Net Operating Losses (“NOLs”), and increasing the amount of NOLs that corporations can use to offset income. The CARES Act did not have a material impact on the Company’s income tax provision, deferred tax assets and liabilities, and related taxes payable. The Company is currently assessing the future implications of these provisions within the CARES Act on the Company’s condensed financial statements but does not expect the impact to be material.

(16)	Income Taxes

The components of the Company’s provision for income taxes for the years ended December 31, 2021 and 2020 is as follows (in thousands):

	Years Ended December 31,
	2021	2020
Current:
Federal	$—	$—
State	—	1
Total current tax expense	$—	$1

The following reconciles income tax expense computed at the federal statutory rate with income tax expense as reported:

	Years Ended December 31,
	2021	2020
Statutory rate	21.0%	21.0%
Federal net operating loss	—	5.3%
Leases	—	4.2%
Depreciation	—	(3.4)%
State income tax	9.6%	(1.1)%
Permanent differences	(6.8)%	(1.1)%
Other	—	0.3%
Valuation allowance	(23.8)%	(25.1)%
Effective income tax rate	0.0%	0.1%

The significant components of the Company’s deferred tax asset (liability) as of December 31, 2021 and 2020 are as follows:

	Years Ended December 31,
	2021	2020
Deferred tax assets
Net operating losses	$26,070	$14,703
Accruals and other	982	309
Total deferred tax assets	27,052	15,012
Less valuation allowance	(25,648)	(14,223)
Net deferred tax assets	1,404	789
Deferred tax liabilities
Property, plant, equipment, and intangibles	(1,404)	(789)
Total deferred tax liabilities	(1,404)	(789)
Net deferred tax assets (liabilities)	$—	$—

As of December 31, 2021 and 2020, the Company had $91.7 million and $59.5 million of gross federal net operating losses, respectively, of which $10.2 million were generated prior to 2018 and will begin expiring in 2033. The remaining $81.5 million can be carried forward indefinitely. As of December 31, 2021 and 2020, the Company also had $81.7 million and $46.3 million, respectively, of gross state net operating losses, which begin to expire in 2033.

Utilization of the domestic net operating loss and tax credit carry forwards may be subject to a substantial annual limitation due to ownership change limitations that may have occurred or that could occur in the future, as required by the Internal Revenue Code Section 382, as well as similar state provisions. In general, an "ownership change," as defined by the code, results from a transaction or series of transactions over a three-year period resulting in an ownership change of more than 50 percentage points of the outstanding stock of a company by certain stockholders or public groups. Any limitation may result in expiration of all, or a portion of the net operating loss or tax credit carry forwards before utilization.

The Company has established a valuation allowance for U.S. federal and state deferred tax assets. The valuation allowance requires an assessment of both positive and negative evidence when determining whether it is more likely than not that deferred tax assets are recoverable. Such assessment is required on a jurisdiction-by-jurisdiction basis. The Company intends to maintain a full valuation allowance until sufficient positive evidence exists to support reversal. The valuation allowance for deferred tax assets was $25.6 million and $14.2 million as of December 31, 2021 and 2020, respectively. The change in valuation allowance of $11.4 million and $4.8 million in 2021 and 2020, respectively, is primarily related to the Company’s activities that give rise to a net operating loss carryover.

The Company’s income tax returns are routinely subject to examination by U.S. federal, state, and local tax authorities. None of the Company’s income tax returns are under examination as of December 31, 2021.

On March 27, 2020, the Coronavirus Aid, Relief and Economic Security Act (CARES Act) was enacted and signed into law. The CARES Act, among other things, permits net operating loss (NOL) carryovers and carrybacks to offset 100% of taxable income for taxable years beginning before 2021, if not otherwise limited under IRC Section 382. After evaluating the impact of the CARES Act, the Company does not expect that NOL provisions of the CARES act to result in a material benefit to the Company, since the Company has no historical tax years with taxable income.

The American Rescue Plan Act of 2021 was passed March 11, 2021, which contained tax provisions, such as an extension to the Employee Retention Credit. The Company evaluated the impact of the Act and there were no material benefits from its passage.

The unrecognized tax benefit is related to the Company’s reserves on Federal and California research and development tax credits. For the years ended December 31, 2021 and 2020, the activity related to the unrecognized tax benefits is as follows (in thousands):

	Years Ended December 31,
	2021	2020
Unrecognized tax benefits, beginning of period	$411	$411
Additions based on tax positions related to current year	—	—
Reductions based on tax positions related to prior years	—	—
Unrecognized tax benefits, end of period	$411	$411

The Company is currently unaware of any uncertain tax positions that could result in significant additional payments, accruals, or other material deviation in the next 12 months.